Changes in the present value of defined benefit obligation and plan assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance	₩ 130,879	₩ 226,130
Included in profit or loss:
Current service cost	172,152	179,811
Past service cost	2,810	0
Interest expense (income)	2,349	6,119
Subtotal	177,311	185,930
Included in other comprehensive income:
Demographic assumptions	4,471	2,344
Financial assumptions	(96,957)	(297)
Experience adjustment	(56,709)	(41,538)
Return on plan assets excluding interest income	27,460	19,448
Subtotal	(121,735)	(20,043)
Other:
Benefits paid by the plan	(4,984)	(7,034)
Contributions paid into the plan	(174,127)	(254,413)
Change in subsidiaries	0	250
Effect of movements in exchange rates	(200)	59
Subtotal	(179,311)	(261,138)
Ending balance	7,144	130,879
Defined benefit obligation
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance	1,689,980	1,567,898
Included in profit or loss:
Current service cost	172,152	179,811
Past service cost	2,810	0
Interest expense (income)	54,485	50,892
Subtotal	229,447	230,703
Included in other comprehensive income:
Demographic assumptions	4,471	2,344
Financial assumptions	(96,957)	(297)
Experience adjustment	(56,709)	(41,538)
Return on plan assets excluding interest income	0	0
Subtotal	(149,195)	(39,491)
Other:
Benefits paid by the plan	(74,841)	(69,439)
Contributions paid into the plan	0	0
Change in subsidiaries	0	250
Effect of movements in exchange rates	(200)	59
Subtotal	(75,041)	(69,130)
Ending balance	1,695,191	1,689,980
Plan assets
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance	(1,559,101)	(1,341,768)
Included in profit or loss:
Current service cost	0	0
Past service cost	0	0
Interest expense (income)	(52,136)	(44,773)
Subtotal	(52,136)	(44,773)
Included in other comprehensive income:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Return on plan assets excluding interest income	27,460	19,448
Subtotal	27,460	19,448
Other:
Benefits paid by the plan	69,857	62,405
Contributions paid into the plan	(174,127)	(254,413)
Change in subsidiaries	0	0
Effect of movements in exchange rates	0	0
Subtotal	(104,270)	(192,008)
Ending balance	₩ (1,688,047)	₩ (1,559,101)